Note 15 - Pension Plan (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Net Benefit Costs [Table Text Block]
	2018	2017

Gross employer service cost	$1,237	$1,501
Plan participant contributions	(246)	(308)
Interest cost on service cost	22	27
Employer's service cost	1,013	1,220
Interest cost	744	701
Expected net return on plan assets	(689)	(640)
Other costs	171	166
Total employer's pension expense	$1,239	$1,447

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
Change in benefit obligation:	2018	2017

Projected benefit obligation - January 1	$42,368	$36,659
Current service cost	1,014	1,220
Plan participant / third party contributions	246	308
Interest cost	744	701
Benefits paid	(601)	(495)
Individual settlements	84	-
Curtailment	-	(125)
Foreign exchange	(2,038)	5,204
Expected projected benefit obligation, December 31	41,817	43,472
Actuarial gain, net of foreign exchange	(2,842)	(1,105)
Projected benefit obligation - December 31	$38,975	$42,367

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
Change in plan assets:	2018	2017

Fair value of plan assets - January 1	$38,813	$33,016
Expected net return on plan assets	689	640
Contributions
Employer	634	609
Plan participants	246	308
Benefits paid	(601)	(495)
Individual settlements	84	-
Other costs	(171)	(72)
Foreign exchange	(1,853)	4,658
Expected fair value of plan assets - December 31	37,841	38,664
Actuarial (gain)/loss, net of foreign exchange	(664)	149
Fair value of plan assets - December 31	$37,177	$38,813

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	December 31, 2018	December 31, 2017

Present value of accumulated benefit obligation	$(37,925)	$(40,142)
Effect of future compensation increases	(1,049)	(2,226)
Present value of projected benefit obligation	(38,974)	(42,368)
Fair value of plan assets	37,177	38,813
Net liability for pension benefits	$(1,797)	$(3,555)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	2018	2017

Actuarial gain on remeasurement of projected benefit obligation	$(2,931)	$(1,038)
Actuarial (gain)/loss on remeasurement of fair value of assets	685	(234)
Actuarial gain on curtailment of benefits from reorganization	-	(125)
Total gain recognized in other comprehensive income	$(2,246)	$(1,397)

Schedule of Assumptions Used [Table Text Block]
	2018	2017
Discount rate used in determining present values	1.9%	1.8%
Annual increase in future compensation levels	1.8%	2.0%
	2018	2017
Discount rate used in determining present values	1.9%	1.8%
Annual increase in future compensation levels	1.8%	2.0%
Expected long-term rate of return on assets	1.9%	1.8%

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31,	Fair value measurements
	2018	Level 1	Level 2	Level 3

Equity type investments	$3,146	$3,146	$-	$-
Fixed interest type investments:
Government bonds	33,022	33,022	-	-
Cash	92	92	-	-
Other	918	-	-	918
Total	$37,178	$36,260	$-	$918

Schedule of Expected Benefit Payments [Table Text Block]
Year ended December 31
2019	$658
2020	686
2021	721
2022	792
2023	859
2024 - 2028	5,286